LOANS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Begining Balance	$ 7,655,041	$ 7,669,147
Charge-offs	(2,026,626)	(4,105,128)
Recoveries	89,861	3,871
Provisions	2,528,681	4,087,151
Ending Balance	8,246,957	7,655,041
Ending balance: individually evaluated for impairment	1,547,657	1,996,935
Ending balance: collectively evaluated for impairment	6,699,300	5,658,106
Loan receivables:
Total Loan Receivables	756,552,319	718,540,175
Ending balance: individually evaluated for impairment	38,990,435	70,915,639
Ending balance: collectively evaluated for impairment	717,561,884	647,624,536
Commercial Real Estate [Member]
Allowance for loan losses:
Begining Balance	2,525,199	3,313,983
Charge-offs	(486,431)	(1,249,038)
Recoveries	0	0
Provisions	2,051,066	460,254
Ending Balance	4,089,834	2,525,199
Ending balance: individually evaluated for impairment	785,878	423,093
Ending balance: collectively evaluated for impairment	3,303,956	2,102,106
Loan receivables:
Total Loan Receivables	419,667,312	370,383,885
Ending balance: individually evaluated for impairment	21,618,890	31,166,090
Ending balance: collectively evaluated for impairment	398,048,422	339,217,795
Residential Mortgage [Member]
Allowance for loan losses:
Begining Balance	539,205	204,073
Charge-offs	(10,987)	(49,002)
Recoveries	37,524	967
Provisions	517,486	383,167
Ending Balance	1,083,228	539,205
Ending balance: individually evaluated for impairment	403,475	113,000
Ending balance: collectively evaluated for impairment	679,753	426,205
Loan receivables:
Total Loan Receivables	177,663,354	164,543,309
Ending balance: individually evaluated for impairment	3,367,827	5,849,538
Ending balance: collectively evaluated for impairment	174,295,527	158,693,771
Construction and Land Development [Member]
Allowance for loan losses:
Begining Balance	354,385	1,266,625
Charge-offs	(140,835)	(213,007)
Recoveries	0	0
Provisions	319,880	(699,233)
Ending Balance	533,430	354,385
Ending balance: individually evaluated for impairment	0	100,000
Ending balance: collectively evaluated for impairment	533,430	254,385
Loan receivables:
Total Loan Receivables	31,818,782	36,744,865
Ending balance: individually evaluated for impairment	4,877,868	9,057,433
Ending balance: collectively evaluated for impairment	26,940,914	27,687,432
Home Equity and Second Mortgage [Member]
Allowance for loan losses:
Begining Balance	143,543	97,519
Charge-offs	(210,753)	0
Recoveries	0	0
Provisions	347,029	46,024
Ending Balance	279,819	143,543
Ending balance: individually evaluated for impairment	0	42,340
Ending balance: collectively evaluated for impairment	279,819	101,203
Loan receivables:
Total Loan Receivables	21,982,375	24,138,324
Ending balance: individually evaluated for impairment	291,000	492,319
Ending balance: collectively evaluated for impairment	21,691,375	23,646,005
Consumer Loan [Member]
Allowance for loan losses:
Begining Balance	19,119	32,209
Charge-offs	(4,994)	(3,000)
Recoveries	987	968
Provisions	4,229	(11,058)
Ending Balance	19,341	19,119
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	19,341	19,119
Loan receivables:
Total Loan Receivables	995,206	1,000,983
Ending balance: individually evaluated for impairment	51,748	82,036
Ending balance: collectively evaluated for impairment	943,458	918,947
Commercial Loan [Member]
Allowance for loan losses:
Begining Balance	3,850,294	2,552,039
Charge-offs	(1,003,824)	(2,441,076)
Recoveries	51,350	1,936
Provisions	(948,796)	3,737,395
Ending Balance	1,949,024	3,850,294
Ending balance: individually evaluated for impairment	353,883	1,318,502
Ending balance: collectively evaluated for impairment	1,595,141	2,531,792
Loan receivables:
Total Loan Receivables	88,157,606	101,968,056
Ending balance: individually evaluated for impairment	8,778,681	23,896,287
Ending balance: collectively evaluated for impairment	79,378,925	78,071,769
Commercial Equipment [Member]
Allowance for loan losses:
Begining Balance	223,296	202,699
Charge-offs	(168,802)	(150,005)
Recoveries	0	0
Provisions	237,787	170,602
Ending Balance	292,281	223,296
Ending balance: individually evaluated for impairment	4,421	0
Ending balance: collectively evaluated for impairment	287,860	223,296
Loan receivables:
Total Loan Receivables	16,267,684	19,760,753
Ending balance: individually evaluated for impairment	4,421	371,936
Ending balance: collectively evaluated for impairment	$ 16,263,263	$ 19,388,817